[LOGO] Merrill Lynch  Investment Managers                        www.mlim.ml.com

                               Annual Report

                               December 31, 2001

                               Mercury QA
                               Mid Cap Fund
                               of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

AS OF DECEMBER 31, 2001 (UNAUDITED)
================================================================================
                                                                     Percent of
Ten Largest Equity Holdings                                          Net Assets
--------------------------------------------------------------------------------
IDEC Pharmaceuticals Corporation                                        1.3%
--------------------------------------------------------------------------------
M&T Bank Corporation                                                    1.3
--------------------------------------------------------------------------------
Marshall & Ilsley Corporation                                           1.1
--------------------------------------------------------------------------------
Telephone and Data Systems, Inc.                                        1.0
--------------------------------------------------------------------------------
SPX Corporation                                                         0.9
--------------------------------------------------------------------------------
Murphy Oil Corporation                                                  0.9
--------------------------------------------------------------------------------
Sepracor Inc.                                                           0.9
--------------------------------------------------------------------------------
BJ Services Company                                                     0.8
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.                                    0.8
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corporation                                   0.8
--------------------------------------------------------------------------------

                                                                     Percent of
Five Largest Industries                                              Net Assets
--------------------------------------------------------------------------------
Banks                                                                   8.0%
--------------------------------------------------------------------------------
Insurance                                                               4.9
--------------------------------------------------------------------------------
Electric Utilities                                                      3.7
--------------------------------------------------------------------------------
Computer Services                                                       3.1
--------------------------------------------------------------------------------
Retail                                                                  3.0
--------------------------------------------------------------------------------


                  December 31, 2001 (2) Mercury QA Mid Cap Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report for Mercury QA Mid Cap Fund. For the 12 months ended December 31, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -8.51%, -8.80%, -9.41% and -9.50%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5-7 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's MidCap 400 Index had a total return of -0.62% for the same period.

The Fund is a diversified portfolio of mid cap stocks. The year 2001 was a negative year for the Fund even though mid cap stocks proved positive overall in the US equity markets. Our investments in Westwood One, Inc. (+55%) and Genzyme Corporation (+33%) provided excellent performance in 2001 but negative returns in such holdings as Golden State Bancorp Inc. (-16%) ultimately overwhelmed the strong gains achieved.

Economic Environment

Looking ahead, there are plenty of reasons for measured confidence in 2002. The average length of the nine recessions since World War II has been 11 months while the longest recession lasted 16 months. Based on the historical average, the current recession would end in February and based on the longer scenario, it could last until July. Low short-term interest rates are encouraging people to refinance their mortgages and buy cars, and fuel prices are also relatively low. The Dow Jones Industrial Average finished the year above 10,000, an important psychological barrier for investors, and though the NASDAQ Composite Index did not exceed the 2,000 mark, the fourth quarter of 2001 was its best three-month performance, second only to the last quarter of 1999 when the Internet bubble was nearing its peak. In addition, consumer confidence rose to a four-month high in December, the biggest one-month surge in four years. That leap stands in stark contrast to December 2000, when consumer confidence registered the fourth largest one-month drop since 1978.

The news is not all good, of course. In addition to high valuations and weak corporate earnings, corporations will not likely make sizeable capital investments anytime soon. Unemployment is expected to continue to rise and consumers remain deeply in debt. The US economic stimulus package has been held up by partisan politics, which only shows signs of escalating. Indeed, as focus shifts away from the war on terrorism, party


                  December 31, 2001 (3) Mercury QA Mid Cap Fund leaders are pointing fingers of blame for the recession. President Bush has acknowledged that, following on the heels of the largest budget surplus ever in 2000, there may be a budget deficit this year, the first since 1997. Furthermore, we are still at war and the possibility of another terrorist attack remains. Finally, there is no shortage of economic upheaval overseas and the shock waves from the collapse of Argentina's economy may yet affect the United States.

In Conclusion

On January 14, 2002, the Fund's Board of Directors approved a proposal to liquidate the Fund and terminate its operations. The Fund accordingly is expected to liquidate on or about March 28, 2002. We thank you for your support of Mercury QA Mid Cap Fund.

Sincerely,


/s/ Terry K. Glenn                         /s/ Philip Green

Terry K. Glenn                             Philip Green
President and Director                     Senior Vice President and
                                           Portfolio Manager

February 12, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


                  December 31, 2001 (4) Mercury QA Mid Cap Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                  December 31, 2001 (5) Mercury QA Mid Cap Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Mercury QA Mid Cap Fund's Class I, Class A, Class B & Class C Shares

A line graph depicting the growth of an investment in the Mercury QA Mid Cap Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the S&P Mid Cap 400 Index. Values are from June 2, 2000 to December 2001.

                                            6/02/00**      12/00         12/01
Mercury QA Mid Cap Fund+--
Class I Shares*                             $9,475         $9,720        $8,893
Class A Shares*                             $9,475         $9,711        $8,856
Class B Shares*                             $10,000        $10,200       $8,871
Class C Shares*                             $10,000        $10,204       $9,235


                                            6/30/00**      12/00         12/01
S&P Mid Cap 400 Index ++                    $10,000        $10,783       $10,717

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund normally invests at least 65% of its total assets in equity securities of mid-capitalization companies.
++ This unmanaged broad-based Index is comprised of common stocks of 400 mid-sized capitalization companies within various industrial sectors. The starting date for the Index in the graphs is from 6/30/00.
      Past performance is not indicative of future results.


                  December 31, 2001 (6) Mercury QA Mid Cap Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                             % Return               % Return
                                           Without Sales           With Sales
Class I Shares*                               Charge                Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                        -8.51%               -13.31%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01           -3.93                 -7.15
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                             % Return               % Return
                                           Without Sales           With Sales
Class A Shares*                               Charge                Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                       -8.80%               -13.59%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01          -4.18                 -7.39
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                           % Return                % Return
                                            Without                  With
Class B Shares*                              CDSC                   CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                     -9.41%                 -13.03%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01        -4.88                   -7.30
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**    Assuming payment of applicable contingent deferred sales charge.

                                           % Return                % Return
                                            Without                  With
Class C Shares*                              CDSC                   CDSC**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                     -9.50%                 -10.41%
--------------------------------------------------------------------------------
Inception (6/02/00) through 12/31/01        -4.92                   -4.92
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS
================================================================================
                                 6-Month          12-Month       Since Inception
As of December 30, 2001       Total Return      Total Return      Total Return
--------------------------------------------------------------------------------
Class I*                        -3.51%             -8.51%            -6.14%
--------------------------------------------------------------------------------
Class A*                        -3.62              -8.80             -6.53
--------------------------------------------------------------------------------
Class B*                        -3.95              -9.41             -7.60
--------------------------------------------------------------------------------
Class C*                        -4.05              -9.50             -7.66
--------------------------------------------------------------------------------
S&P MidCap 400 Index**          -1.57              -0.62             -7.17
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.

** An unmanaged broad-based Index comprised of common stocks of 400 mid-sized capitalization companies within various industrial sectors. Since inception total return is from 6/30/00.


                  December 31, 2001 (7) Mercury QA Mid Cap Fund

SCHEDULE OF INVESTMENTS

                                                                                  In US Dollars
                                                                              ---------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES
===================================================================================================
Aerospace                   3,300   +Lear Corporation                          $ 125,862     0.5%
---------------------------------------------------------------------------------------------------
Aerospace & Defense         1,800    Precision Castparts Corp.                     50,850    0.2
                              300   +Sequa Corporation (Class A)                   14,256    0.1
                                                                               --------------------
                                                                                   65,106    0.3
---------------------------------------------------------------------------------------------------
Auto & Transportation       3,300    ArvinMeritor, Inc.                            64,812    0.3
---------------------------------------------------------------------------------------------------
Auto & Truck                1,100    BorgWarner, Inc.                              57,475    0.2
---------------------------------------------------------------------------------------------------
Auto Components             3,600   +Gentex Corporation                            96,228    0.4
---------------------------------------------------------------------------------------------------
Automotive                  2,200   +Cooper Cameron Corporation                    88,792    0.3
                            4,300    DPL Inc.                                     103,544    0.4
                                                                               --------------------
                                                                                  192,336    0.7
---------------------------------------------------------------------------------------------------
Banking & Financial         6,900    Banknorth Group, Inc.                        155,388    0.6
---------------------------------------------------------------------------------------------------
Banks                       4,800    Astoria Financial Corporation                127,008    0.5
                            5,800    First Tennessee National Corporation         210,308    0.8
                            2,300    First Virginia Banks, Inc.                   116,748    0.4
                            4,100    FirstMerit Corporation                       111,069    0.4
                            6,700    Golden State Bancorp Inc.                    175,205    0.7
                            4,900    GreenPoint Financial Corp.                   175,175    0.7
                            8,000    Hibernia Corporation (Class A)               142,320    0.5
                            4,700    Marshall & Ilsley Corporation                297,416    1.1
                            3,400    Mercantile Bankshares Corporation            146,336    0.6
                            6,700    National Commerce Financial Corporation      169,510    0.7
                            5,200    North Fork Bancorporation                    166,348    0.6
                           11,100    Sovereign Bancorp, Inc.                      135,864    0.5
                            2,600    TCF Financial Corporation                    124,748    0.5
                                                                               --------------------
                                                                                2,098,055    8.0
---------------------------------------------------------------------------------------------------
Banks--Other Major          6,100    Compass Bancshares, Inc.                     172,630    0.7
                            4,700    M&T Bank Corporation                         342,395    1.3
                                                                               --------------------
                                                                                  515,025    2.0
---------------------------------------------------------------------------------------------------
Batteries/                  4,300   +Energizer Holdings, Inc.                      81,915    0.3
Battery Systems
---------------------------------------------------------------------------------------------------
Beverages                   7,000    PepsiAmericas, Inc.                           96,600    0.4
---------------------------------------------------------------------------------------------------
Biotechnology               3,200   +Gilead Sciences, Inc.                        210,304    0.8
                            3,900   +Sepracor Inc.                                222,534    0.9
                                                                               --------------------
                                                                                  432,838    1.7
---------------------------------------------------------------------------------------------------


                  December 31, 2001 (8) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Broadcasting/Media          5,000     A.H. Belo Corporation (Class A)        $   93,750    0.3%
                            6,000    +Hispanic Broadcasting Corporation         153,000    0.6
                            4,300    +Westwood One, Inc.                        129,215    0.5
                                                                             ----------------------
                                                                                375,965    1.4
---------------------------------------------------------------------------------------------------
Building & Building         1,700     York International Corporation             64,821    0.3
Materials
---------------------------------------------------------------------------------------------------
Building Materials          3,100    +American Standard Companies, Inc.         211,513    0.8
---------------------------------------------------------------------------------------------------
Building Products           2,400     Martin Marietta Materials, Inc.           111,840    0.4
---------------------------------------------------------------------------------------------------
Chemical Producers          2,100     The Lubrizol Corporation                   73,689    0.3
                            4,900     Lyondell Chemical Company                  70,217    0.3
                                                                             ----------------------
                                                                                143,906    0.6
---------------------------------------------------------------------------------------------------
Chemicals                   2,800    +Airgas, Inc.                               42,336    0.2
                            1,900     Albemarle                                  45,600    0.2
                            2,700     Cabot Corporation                          96,390    0.4
                            1,100    +Cabot Microelectronics Corporation         87,175    0.3
                            1,700    +Cytec Industries Inc.                      45,900    0.2
                            4,300     RPM, Inc.                                  62,178    0.2
                            4,400     Solutia Inc.                               61,688    0.2
                            2,000     The Valspar Corporation                    79,200    0.3
                                                                             ----------------------
                                                                                520,467    2.0
---------------------------------------------------------------------------------------------------
Commercial                  1,600    +ChoicePoint Inc.                           81,104    0.3
Services &                  3,500    +The New Dun & Bradstreet Corporation      123,550    0.5
Supplies                    6,300    +Republic Services, Inc. (Class A)         125,811    0.5
                            2,300    +Valassis Communications, Inc.              81,926    0.3
                                                                             ----------------------
                                                                                412,391    1.6
---------------------------------------------------------------------------------------------------
Computer Equipment          6,700    +Cadence Design Systems, Inc.              146,864    0.5
                            7,000    +Quantum Corporation --DLT &
                                      Storage Systems                            68,950    0.3
                                                                             ----------------------
                                                                                215,814    0.8
---------------------------------------------------------------------------------------------------
Computer Services           1,700    +Affiliated Computer Services, Inc.
                                        (Class A)                               180,421    0.7
                            6,300    +Ceridian Corporation                      118,125    0.4
                            3,300    +DST Systems, Inc.                         164,505    0.6
                            3,900    +Network Associates, Inc.                  100,815    0.4
                            2,900     Telephone and Data Systems, Inc.          260,275    1.0
                                                                             ----------------------
                                                                                824,141    3.1
---------------------------------------------------------------------------------------------------


                  December 31, 2001 (9) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Computer Software           2,300     +CSG Systems International, Inc.       $   93,035    0.4%
                            2,300     +National Instruments Corporation          86,158    0.3
                            7,300     +Sungard Data Systems Inc.                211,189    0.8
                            2,000     +Symantec Corporation                     132,660    0.5
                                                                             ----------------------
                                                                                523,042    2.0
---------------------------------------------------------------------------------------------------
Computers                   3,700      Jack Henry & Associates, Inc.             80,808    0.3
---------------------------------------------------------------------------------------------------
Computers &                 2,700     +McDATA Corporation (Class A)              66,150    0.2
Peripherals                 4,700     +Storage Technology Corporation            97,149    0.4
                                                                             ----------------------
                                                                                163,299    0.6
---------------------------------------------------------------------------------------------------
Construction &              1,800      Granite Construction Incorporated         43,344    0.1
Engineering                 1,100     +Jacobs Engineering Group Inc.             72,600    0.3
                                                                             ----------------------
                                                                                115,944    0.4
---------------------------------------------------------------------------------------------------
Consumer--Products          4,200      The Dial Corporation                      72,030    0.3
---------------------------------------------------------------------------------------------------
Consumer--Services          3,200      Associated Banc-Corp                     112,928    0.4
---------------------------------------------------------------------------------------------------
Containers & Packaging      4,900     +Packaging Corp. of America                88,935    0.4
                            4,300      Sonoco Products Company                  114,294    0.4
                                                                             ----------------------
                                                                                203,229    0.8
---------------------------------------------------------------------------------------------------
Distribution                2,900     +CDW Computer Centers, Inc.               155,759    0.6
---------------------------------------------------------------------------------------------------
Diversified Companies       3,800      Viad Corp.                                89,984    0.3
---------------------------------------------------------------------------------------------------
Diversified Financials     15,300     +E* TRADE Group, Inc.                     156,825    0.6
                              900      Eaton Vance Corp.                         31,995    0.1
                                                                             ----------------------
                                                                                188,820    0.7
---------------------------------------------------------------------------------------------------
Diversified                 2,000      Federal Signal Corporation                44,540    0.2
Manufacturing
---------------------------------------------------------------------------------------------------
Drugs &                     1,900      Hillenbrand Industries, Inc.             105,013    0.4
Hospital Supplies
---------------------------------------------------------------------------------------------------
Education                   3,000     +Apollo Group, Inc. (Class A)             135,030    0.5
                            3,000     +DeVry, Inc.                               85,350    0.3
                                                                             ----------------------
                                                                                220,380    0.8
---------------------------------------------------------------------------------------------------
Electric & Gas              2,400      NSTAR                                    107,640    0.4
---------------------------------------------------------------------------------------------------
Electric, Gas & Utilities   6,500      Northeast Utilities                      114,595    0.4
                            5,300      SCANA Corporation                        147,499    0.6
                                                                             ----------------------
                                                                                262,094    1.0
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (10) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Electric Utilities         4,100      ALLETE                                 $ 103,320     0.4%
                           4,400      Conectiv, Inc.                           107,756     0.4
                           5,800      Energy East Corporation                  110,142     0.4
                           3,100      Great Plains Energy Incorporated          78,120     0.3
                           3,800      OGE Energy Corp.                          87,704     0.3
                           5,300      Potomac Electric Power Company           119,621     0.5
                           4,300      Puget Energy, Inc.                        94,127     0.4
                           5,700      UtiliCorp United Inc.                    143,469     0.5
                           5,800      Wisconsin Energy Corporation             130,848     0.5
                                                                             ----------------------
                                                                               975,107     3.7
---------------------------------------------------------------------------------------------------
Electrical & Electronics   2,100      Pentair, Inc.                             76,671     0.3
---------------------------------------------------------------------------------------------------
Electrical Products        1,700     +UCAR International Inc.                   18,190     0.1
---------------------------------------------------------------------------------------------------
Electronics                4,200      Alliant Energy Corporation               127,512     0.5
                           3,300     +Arrow Electronics, Inc.                   98,670     0.4
                                                                             ----------------------
                                                                               226,182     0.9
---------------------------------------------------------------------------------------------------
Electronics                4,000      Avnet, Inc.                              101,880     0.4
Components                 4,500     +Microchip Technology                     174,330     0.7
                           7,000     +Vishay Intertechnology, Inc.             136,500     0.5
                           4,300     +Waters Corporation                       166,625     0.6
                                                                             ----------------------
                                                                               579,335     2.2
---------------------------------------------------------------------------------------------------
Energy                     3,500      Noble Affiliates, Inc.                   123,515     0.5
                           3,700      Valero Energy Corporation                141,044     0.5
                                                                             ----------------------
                                                                               264,559     1.0
---------------------------------------------------------------------------------------------------
Energy Equipment &         2,400     +Hanover Compressor Company                60,624     0.3
Service                    5,400     +Pride International, Inc.                 81,540     0.3
                           1,100      Rayonier Inc.                             55,517     0.2
                                                                             ----------------------
                                                                               197,681     0.8
---------------------------------------------------------------------------------------------------
Entertainment              2,200      International Speedway Corp. (Class A)    86,020     0.3
                             500     +Macrovision Corporation                   17,610     0.1
                          17,600     +Park Place Entertainment Corporation     161,392     0.6
                                                                             ----------------------
                                                                               265,022     1.0
---------------------------------------------------------------------------------------------------
Environmental              1,900      Donaldson Company, Inc.                   73,796     0.3
---------------------------------------------------------------------------------------------------
Finance                    3,600     +AmeriCredit Corp.                        113,580     0.4
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (11) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Financial Services         3,600       A.G. Edwards, Inc.                    $ 159,012    0.6%
                           1,500      +The BISYS Group, Inc.                    95,985    0.4
                           5,600       Dime Bancorp, Inc.                      202,048    0.8
                           2,700       Dime Bancorp, Inc. (Warrants) (a)           405    0.0
                           2,900       Legg Mason, Inc.                        144,942    0.5
                           2,500       Waddell & Reed Financial, Inc.
                                         (Class A)                              80,500    0.3
                                                                             ----------------------
                                                                               682,892    2.6
---------------------------------------------------------------------------------------------------
Food Products              1,886      +Dean Foods Company                      128,625    0.5
                             500       Interstate Bakeries Corporation          12,090    0.1
                           4,700      +Smithfield Foods, Inc.                  103,588    0.4
                           2,215       Tootsie Roll Industries, Inc.            86,562    0.3
                                                                             ----------------------
                                                                               330,865    1.3
---------------------------------------------------------------------------------------------------
Foods                      9,700       Tyson Foods, Inc. (Class A)             112,035    0.4
---------------------------------------------------------------------------------------------------
Foods/Food Processing      3,900       Hormel Foods Corporation                104,793    0.4
---------------------------------------------------------------------------------------------------
Gas Utilities              1,800       WGL Holdings Inc.                        52,326    0.2
---------------------------------------------------------------------------------------------------
Health Care                1,600      +Trigon Healthcare, Inc.                 111,120    0.4
---------------------------------------------------------------------------------------------------
Health Care--Cost          2,800      +Oxford Health Plans, Inc.                84,392    0.3
Containment
---------------------------------------------------------------------------------------------------
Health Care                4,200      +Cytyc Corporation                       109,620    0.4
Equipment & Supplies       2,500      +Edwards Lifesciences Corporation         69,075    0.3
                             800      +Henry Schein, Inc.                       29,624    0.1
                                                                             ----------------------
                                                                               208,319    0.8
---------------------------------------------------------------------------------------------------
Health Care                4,400      +First Health Group Corp.                108,856    0.4
Providers & Services       1,400      +Universal Health Services, Inc.
  (Class B)                                                                     59,892    0.2
                                                                             ----------------------
                                                                               168,748    0.6
---------------------------------------------------------------------------------------------------
Health Services            2,200      +Express Scripts, Inc. (Class A)         102,872    0.4
---------------------------------------------------------------------------------------------------
Home Furnishings           2,200      +Furniture Brands International, Inc.     70,444    0.3
---------------------------------------------------------------------------------------------------
Homes--Mobile              2,100       Lennar Corporation                       98,322    0.4
---------------------------------------------------------------------------------------------------
Hotels & Casinos           4,500      +Mandalay Resort Group                    96,300    0.4
---------------------------------------------------------------------------------------------------
Household Durables         1,700       Lancaster Colony Corporation             60,367    0.2
                           1,800      +Mohawk Industries, Inc.                  98,784    0.4
                                                                             ----------------------
                                                                               159,151    0.6
---------------------------------------------------------------------------------------------------
Household Furniture &      4,600       Clayton Homes, Inc.                      78,660    0.3
Appliances
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (12) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Household Products         1,900      Church & Dwight Co., Inc.              $   50,597    0.2%
---------------------------------------------------------------------------------------------------
Human Resources            3,300      Manpower Inc.                             111,243    0.4
---------------------------------------------------------------------------------------------------
IT Consulting &            3,800     +Acxiom Corp.                               66,386    0.3
Services                   2,000     +Investment Technology Group, Inc           78,140    0.3
                           2,500     +The Titan Corporation                      62,375    0.2
                                                                             ----------------------
                                                                                206,901    0.8
---------------------------------------------------------------------------------------------------
Information Systems        2,800      Reynolds & Reynolds Company (Class A)      67,900    0.2
                           2,800     +Tech Data Corporation                     121,184    0.5
                                                                             ----------------------
                                                                                189,084    0.7
---------------------------------------------------------------------------------------------------
Instruments/Photo--        1,700      Teleflex Incorporated                      80,427    0.3
Optical
---------------------------------------------------------------------------------------------------
Insurance                  2,600      Allmerica Financial Corporation           115,830    0.4
                           3,900     +Apogent Technologies Inc.                 100,620    0.4
                           2,700      Arthur J. Gallagher & Co.                  93,123    0.4
                             233      Curtis-Wright Corporation                  10,835    0.0
                           4,100      Fidelity National Financial, Inc.         101,680    0.4
                           2,300      HCC Insurance Holdings, Inc.               63,365    0.2
                           1,000      Leucadia National Corporation              28,870    0.1
                           1,900      The MONY Group Inc.                        65,683    0.2
                           5,600      Old Republic International Corporation    156,856    0.6
                           2,200      The PMI Group, Inc.                       147,422    0.6
                           3,200      Protective Life Corporation                92,576    0.4
                           4,400      Radian Group Inc.                         188,980    0.7
                           3,300      Unitrin, Inc.                             130,416    0.5
                                                                             ----------------------
                                                                              1,296,256    4.9
---------------------------------------------------------------------------------------------------
Investment                 2,450      Neuberger Berman Inc.                     107,555    0.4
Management                 3,600      SEI Investments Company                   162,396    0.6
                                                                             ----------------------
                                                                                269,951    1.0
---------------------------------------------------------------------------------------------------
Leisure Equipment &        3,200      Callaway Golf Company                      61,280    0.2
Products
---------------------------------------------------------------------------------------------------
Machinery                  2,800      AGCO Corporation                           44,184    0.2
                           1,900     +Flowserve Corporation                      50,559    0.2
                           1,700      Harsco Corporation                         58,310    0.2
                             300      Tecumseh Products Company (Class A)        15,189    0.0
                           1,900      Trinity Industries, Inc.                   51,623    0.2
                                                                             ----------------------
                                                                                219,865    0.8
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (13) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Machinery & Machine         1,800     +SPX Corporation                       $  246,420    0.9%
Tools
---------------------------------------------------------------------------------------------------
Manufacturing              20,400     +Atmel Corporation                        161,568    0.6
---------------------------------------------------------------------------------------------------
Marine                        900      Overseas Shipholding Group, Inc.          20,250    0.1
---------------------------------------------------------------------------------------------------
Media                       2,300     +Catalina Marketing Corporation            79,810    0.3
                            1,000     +Scholastic Corporation                    50,330    0.2
                                                                             ----------------------
                                                                                130,140    0.5
---------------------------------------------------------------------------------------------------
Media/Publishing            3,500     +Electronic Arts Inc.                     209,825    0.8
                            2,900      Harte-Hanks, Inc.                         81,693    0.3
                            4,000      The Reader's Digest Association, Inc.
                                         (Class A)                               92,320    0.4
                              316      The Washington Post Company              167,480    0.6
                                                                             ----------------------
                                                                                551,318    2.1
---------------------------------------------------------------------------------------------------
Medical                     5,600     +Health Net Inc.                          121,968    0.4
                            2,900     +Lincare Holdings Inc.                     83,085    0.3
                            4,700      Mylan Laboratories, Inc.                 176,250    0.7
                            1,700     +Synopsys, Inc.                           100,419    0.4
                                                                             ----------------------
                                                                                481,722    1.8
---------------------------------------------------------------------------------------------------
Medical Services            2,600     +Quest Diagnostics Incorporated           186,446    0.7
---------------------------------------------------------------------------------------------------
Medical Supplies            1,900      DENTSPLY International Inc.               95,380    0.4
---------------------------------------------------------------------------------------------------
Metals & Mining             2,000      Arch Coal, Inc.                           45,400    0.2
---------------------------------------------------------------------------------------------------
Miscellaneous               2,900     +Certegy Inc.                              99,238    0.4
---------------------------------------------------------------------------------------------------
Multi-Utilities             2,700      MDU Resources Group                       76,005    0.3
                            3,200      Questar Corporation                       80,160    0.3
                                                                             ----------------------
                                                                                156,165    0.6
---------------------------------------------------------------------------------------------------
Natural Gas Distribution    3,200      National Fuel Gas Company                 79,040    0.3
---------------------------------------------------------------------------------------------------
Natural Gas--               2,700      Vectren Corporation                       64,746    0.3
Distributors
---------------------------------------------------------------------------------------------------
Natural Gas--Pipelines      4,900      IMC Global Inc.                           63,700    0.2
---------------------------------------------------------------------------------------------------
Networking Products         8,600     +Enterasys Networks, Inc.                  76,110    0.3
---------------------------------------------------------------------------------------------------
Office--Related             4,300      Herman Miller, Inc.                      101,738    0.4
---------------------------------------------------------------------------------------------------
Oil & Gas                     600      Carpenter Technology Corporation          15,972    0.1
                            2,600      Equitable Resources, Inc.                 88,582    0.3
                           10,100      Ocean Energy Inc.                        193,920    0.7
                                                                             ----------------------
                                                                                298,474    1.1
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (14) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Oil Field & Equipment      6,800     +BJ Services Company                    $  220,660    0.8%
                           1,800      McCormick & Company Incorporated           75,546    0.3
                           2,100     +Smith International, Inc.                 112,602    0.4
                           4,700     +Weatherford International, Inc.           175,122    0.7
                                                                             ----------------------
                                                                                583,930    2.2
---------------------------------------------------------------------------------------------------
Oil Services               5,700      ENSCO International Incorporated          141,645    0.6
                           2,500      Tidewater Inc.                             84,750    0.3
                                                                             ----------------------
                                                                                226,395    0.9
---------------------------------------------------------------------------------------------------
Paper & Forest Products    2,600      Bowater Incorporated                      124,020    0.5
---------------------------------------------------------------------------------------------------
Petroleum                  2,700      Murphy Oil Corporation                    226,908    0.9
                           4,300      Ultramar Diamond Shamrock
                                        Corporation                             212,764    0.8
                                                                             ----------------------
                                                                                439,672    1.7
---------------------------------------------------------------------------------------------------
Pharmaceuticals              700     +Barr Laboratories, Inc.                    55,552    0.2
                           5,000     +IDEC Pharmaceuticals Corporation          344,650    1.3
                           7,325     +IVAX Corporation                          147,526    0.6
                           7,500     +Millennium Pharmaceuticals, Inc.          183,825    0.7
                                                                             ----------------------
                                                                                731,553    2.8
---------------------------------------------------------------------------------------------------
Producer Durables          1,300      Kennametal Inc.                            52,351    0.2
---------------------------------------------------------------------------------------------------
Reinsurance                2,200      Everest Re Group, Ltd.                    155,540    0.6
---------------------------------------------------------------------------------------------------
Restaurants                4,900     +Brinker International, Inc.               145,824    0.5
                           3,700     +Outback Steakhouse, Inc.                  126,725    0.5
                                                                             ----------------------
                                                                                272,549    1.0
---------------------------------------------------------------------------------------------------
Retail                     3,200     +Abercrombie & Fitch Co. (Class A)          84,896    0.3
                           3,150     +American Eagle Outfitters, Inc.            82,435    0.3
                           2,300     +BJ's Wholesale Club, Inc.                 101,430    0.4
                           2,900     +Barnes & Noble, Inc.                       85,840    0.3
                           1,100     +Borders Group, Inc.                        21,824    0.1
                           3,650     +Dollar Tree Stores, Inc.                  112,822    0.5
                           1,300      Fastenal Company                           86,359    0.3
                           2,700      Ross Stores, Inc.                          86,616    0.3
                             700     +Sotheby's Holdings, Inc. (Class A)         11,627    0.1
                           2,300     +Williams-Sonoma, Inc.                      98,670    0.4
                                                                             ----------------------
                                                                                772,519    3.0
---------------------------------------------------------------------------------------------------
Road & Rail                4,500     +Swift Transportation Co., Inc.             96,795    0.4
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (15) Mercury QA Mid Cap Fund

                                                                                  In US Dollars
                                                                             ----------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (continued)
===================================================================================================
Savings & Loan             4,300      New York Community Bancorp, Inc.       $  98,341     0.4%
Associations
---------------------------------------------------------------------------------------------------
Semiconductor                500     +FEI Company                               15,755     0.1
Equipment &                2,500     +International Rectifier Corp.             87,200     0.3
Products                   4,100     +LAM Research Corp.                        95,202     0.4
                           2,100     +Micrel, Inc.                              55,083     0.2
                           2,300     +Semtech Corporation                       82,087     0.3
                           2,000     +TriQuint Semiconductor, Inc.              24,520     0.1
                                                                             ----------------------
                                                                               359,847     1.4
---------------------------------------------------------------------------------------------------
Semiconductors             4,300     +Cypress Semiconductor Corporation         85,699     0.3
---------------------------------------------------------------------------------------------------
Shipbuilding                 800      Newport News Shipbuilding Inc.            57,000     0.2
---------------------------------------------------------------------------------------------------
Software                   1,300     +Advent Software, Inc.                     64,935     0.3
                           2,900     +Mentor Graphics Corporation               68,353     0.3
                           4,000     +Sybase, Inc.                              63,040     0.2
                                                                             ----------------------
                                                                               196,328     0.8
---------------------------------------------------------------------------------------------------
Specialty Retail           2,800     +United Rentals, Inc.                      63,560     0.2
---------------------------------------------------------------------------------------------------
Steel                      3,800      AK Steel Holding Corporation              43,244     0.2
---------------------------------------------------------------------------------------------------
Technology                16,100     +3Com Corporation                         102,718     0.4
                           4,800     +Integrated Device Technology, Inc.       127,632     0.5
                           5,800     +Rational Software Corporation            113,100     0.4
                                                                             ----------------------
                                                                               343,450     1.3
---------------------------------------------------------------------------------------------------
Telecommunications         4,400     +Advanced Fibre Communications, Inc        77,748     0.3
                           9,900     +Broadwing Inc.                            94,050     0.4
                           3,700      Harris Corporation                       112,887     0.4
                           1,800     +L-3 Communications Holdings, Inc.        162,000     0.6
                           3,800     +Polycom, Inc.                            130,720     0.5
                                                                             ----------------------
                                                                               577,405     2.2
---------------------------------------------------------------------------------------------------
Textiles & Apparel         1,500     +Coach, Inc.                               58,470     0.2
                           1,400     +The Timberland Company (Class A)          51,912     0.2
                                                                             ----------------------
                                                                               110,382     0.4
---------------------------------------------------------------------------------------------------
Tobacco                    3,900      R.J. Reynolds Tobacco Holdings, Inc.     219,570     0.8
---------------------------------------------------------------------------------------------------
Transport Services         3,100      C.H. Robinson Worldwide, Inc.             89,636     0.3
                           2,400      CNF Transportation Inc.                   80,520     0.3
                                                                             ----------------------
                                                                               170,156     0.6
---------------------------------------------------------------------------------------------------


                 December 31, 2001 (16) Mercury QA Mid Cap Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                  In US Dollars
                                                                          -------------------------
                            Shares                                                      Percent of
Industries                   Held              Common Stocks                   Value    Net Assets
---------------------------------------------------------------------------------------------------

UNITED STATES (concluded)
===================================================================================================
Transportation              1,400     Alexander & Baldwin, Inc.           $     37,380     0.1%
                            1,800     Expeditors International of
                                        Washington, Inc.                       102,510     0.4
                                                                          -------------------------
                                                                               139,890     0.5
---------------------------------------------------------------------------------------------------
Water                       3,700     American Water Works Company, Inc.       154,475     0.6
---------------------------------------------------------------------------------------------------
Wireless                    5,200    +RF Micro Devices, Inc.                    99,996     0.4
Communication--
Domestic Paging &
Cellular
---------------------------------------------------------------------------------------------------
                                      Total Common Stocks in the
                                      United States (Cost--$24,294,174)     26,077,496    99.5
---------------------------------------------------------------------------------------------------
                             Face
                            Amount          Short-Term Securities
---------------------------------------------------------------------------------------------------
Commercial                 $105,000  General Electric Capital Corp.,
Paper*                                  1.82% due 1/02/2002                   104,995      0.4
---------------------------------------------------------------------------------------------------
                                     Total Investments in Short-Term
                                     Securities (Cost--$104,995)              104,995      0.4
---------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost--$24,399,169)                   26,182,491     99.9

                                     Other Assets Less Liabilities             27,519      0.1
                                                                          -------------------------
                                     Net Assets                           $26,210,010    100.0%
                                                                          =========================
---------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+   Non-income producing security.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

    See Notes to Financial Statements.


                 December 31, 2001 (17) Mercury QA Mid Cap Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2001
----------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$24,399,169)                              $ 26,182,491
Cash                                                                                       172
Receivables:
  Capital shares sold                                          $    28,049
  Dividends                                                         16,107
  Investment adviser                                                   103              44,259
                                                               -----------
Prepaid registration fees                                                               70,948
                                                                                  ------------
Total assets                                                                        26,297,870
                                                                                  ------------
----------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Capital shares redeemed                                           51,795
  Administrator                                                      5,171
  Distributor                                                        3,460              60,426
                                                               -----------
Accrued expenses                                                                        27,434
                                                                                  ------------
Total liabilities                                                                       87,860
                                                                                  ------------
----------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                        $ 26,210,010
                                                                                  ============
----------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                   $        234
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                              3
Class B Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             27
Class C Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                             17
Paid-in capital in excess of par                                                    27,581,187
Accumulated realized capital losses on investments--net        $(3,154,780)
Unrealized appreciation on investments--net                      1,783,322
                                                               -----------
Total accumulated losses--net                                                       (1,371,458)
                                                                                  ------------
Net assets                                                                        $ 26,210,010
                                                                                  ============
----------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $21,858,764 and 2,340,724
  shares outstanding                                                              $       9.34
                                                                                  ============
Class A--Based on net assets of $287,089 and 30,828
  shares outstanding                                                              $       9.31
                                                                                  ============
Class B--Based on net assets of $2,497,956 and 270,728
  shares outstanding                                                              $       9.23
                                                                                  ============
Class C--Based on net assets of $1,566,201 and 169,607
  shares outstanding                                                              $       9.23
                                                                                  ============
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 December 31, 2001 (18) Mercury QA Mid Cap Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
--------------------------------------------------------------------------------
Investment Income:

Dividends (net of $2 foreign withholding tax)                      $    216,842
Interest                                                                  2,640
                                                                   ------------
Total income                                                            219,482
                                                                   ------------
--------------------------------------------------------------------------------
Expenses:
Investment advisory fees                              $   110,764
Accounting services                                        83,975
Registration fees                                          75,377
Administration fees                                        70,486
Professional fees                                          44,982
Printing and shareholder reports                           26,251
Account maintenance and distribution fees--Class B         18,268
Custodian fees                                             15,936
Account maintenance and distribution fees--Class C         13,287
Offering costs                                              8,685
Transfer agent fees--Class I                                4,754
Directors' fees and expenses                                1,979
Transfer agent fees--Class B                                  942
Transfer agent fees--Class C                                  700
Account maintenance fees--Class A                             601
Pricing fees                                                  460
Transfer agent fees--Class A                                   69
Other                                                      10,352
                                                      -----------
Total expenses before reimbursement                       487,868
Reimbursement of expenses                                (123,420)
                                                      -----------
Total expenses after reimbursement                                      364,448
                                                                   ------------
Investment loss--net                                                   (144,966)
                                                                   ------------
--------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss) on
Investments--Net:
Realized loss on investments--net                                    (2,719,137)
Change in unrealized appreciation on investments--net                 1,336,585
                                                                   ------------
Net Decrease in Net Assets Resulting from Operations               $ (1,527,518)
                                                                   ============
--------------------------------------------------------------------------------
See Notes to Financial Statements.


                 December 31, 2001 (19) Mercury QA Mid Cap Fund

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                           For the         For the Period
                                                                         Year Ended         June 2, 2000+
                                                                         December 31,      to December 31,
Increase (Decrease) in Net Assets:                                           2001               2000
----------------------------------------------------------------------------------------------------------
Operations:
Investment loss--net                                                   $   (144,966)          $    (39,233)
Realized loss on investments--net                                        (2,719,137)              (370,735)
Change in unrealized appreciation on investments--net                     1,336,585                446,737
                                                                       -----------------------------------
Net increase (decrease) in net assets resulting from operations          (1,527,518)                36,769
                                                                       -----------------------------------
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
Realized gain on investments--net:
  Class I                                                                    (1,913)                    --
  Class A                                                                       (24)                    --
  Class B                                                                      (208)                    --
  Class C                                                                       (92)                    --
In excess of realized gain on investments--net:
  Class I                                                                        --                (30,687)
  Class A                                                                        --                   (741)
  Class B                                                                        --                   (814)
  Class C                                                                        --                   (292)
                                                                       -----------------------------------
Net decrease in net assets resulting from distributions
  to shareholders                                                            (2,237)               (32,534)
                                                                       -----------------------------------
----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Net increase in net assets derived from capital
  share transactions                                                     14,886,193             12,749,337
                                                                       -----------------------------------
----------------------------------------------------------------------------------------------------------
Net Assets:
Total increase in net assets                                             13,356,438             12,753,572
Beginning of period                                                      12,853,572                100,000
                                                                       -----------------------------------
End of period*                                                         $ 26,210,010           $ 12,853,572
                                                                       ===================================
----------------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                                --           $     (9,095)
                                                                       ===================================
----------------------------------------------------------------------------------------------------------

+ Commencement of operations.

  See Notes to Financial Statements.


                 December 31, 2001 (20) Mercury QA Mid Cap Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class I
                                                            -----------------------------------
                                                               For the            For the
                                                             Year Ended         Period June 2,
                                                            December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                         2001                2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                        $    10.21               $    10.00
                                                            -----------------------------------
Investment loss--net                                              (.05)@                   (.03)
Realized and unrealized gain (loss) on
  investments--net                                                (.82)                     .29
                                                            -----------------------------------
Total from investment operations                                  (.87)                     .26
                                                            -----------------------------------
Less distributions:
  Realized gain on investments--net                                 --++                     --
  In excess of realized gain on investments--net                    --                     (.05)
                                                            -----------------------------------
Total distributions                                                 --                     (.05)
                                                            -----------------------------------
Net asset value, end of period                              $     9.34               $    10.21
                                                            ===================================
-----------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                              (8.51%)                   2.59%@@
                                                            ===================================
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                                   1.65%                    1.64%*
                                                            ===================================
Expenses                                                         2.26%                    3.65%*
                                                            ===================================
Investment loss--net                                             (.56%)                   (.81%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)                    $   21,859               $   10,415
                                                            ===================================
Portfolio turnover                                             124.80%                   77.20%
                                                            ===================================
-----------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                 December 31, 2001 (21) Mercury QA Mid Cap Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class A
                                                            -----------------------------------
                                                              For the             For the
                                                             Year Ended         Period June 2,
                                                            December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                         2001                2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                        $    10.21               $    10.00
                                                            -----------------------------------
Investment loss--net                                              (.07)@                   (.04)
Realized and unrealized gain (loss) on
  investments--net                                                (.83)                     .29
                                                            -----------------------------------
Total from investment operations                                  (.90)                     .25
                                                            -----------------------------------
Less distributions:
  Realized gain on investments--net                                 --++                     --
  In excess of realized gain on investments--net                    --                     (.04)
                                                            -----------------------------------
Total distributions                                                 --                     (.04)
                                                            -----------------------------------
Net asset value, end of period                              $     9.31               $    10.21
                                                            ===================================
-----------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                              (8.80%)                   2.39%@@
                                                            ===================================
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                                   1.90%                    1.89%*
                                                            ===================================
Expenses                                                         2.51%                    3.90%*
                                                            ===================================
Investment loss--net                                             (.81%)                  (1.02%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)                    $      287               $      187
                                                            ===================================
Portfolio turnover                                             124.80%                   77.20%
                                                            ===================================
-----------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                 December 31, 2001 (22) Mercury QA Mid Cap Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class B
                                                            -----------------------------------
                                                              For the             For the
                                                             Year Ended         Period June 2,
                                                            December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                         2001                2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                        $    10.19              $     10.00
                                                            -----------------------------------
Investment loss--net                                              (.14)@                   (.06)
Realized and unrealized gain (loss) on
  investments--net                                                (.82)                     .26
                                                            -----------------------------------
Total from investment operations                                  (.96)                     .20
                                                            -----------------------------------
Less distributions:
  Realized gain on investments--net                                 --++                     --
  In excess of realized gain on investments--net                    --                     (.01)
                                                            -----------------------------------
Total distributions                                                 --                     (.01)
                                                            -----------------------------------
Net asset value, end of period                              $     9.23              $     10.19
                                                            ===================================
-----------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                              (9.41%)                  2.00%@@
                                                            ===================================
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                                   2.67%                    2.65%*
                                                            ===================================
Expenses                                                         3.29%                    4.66%*
                                                            ===================================
Investment loss--net                                            (1.57%)                  (1.80%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)                    $    2,498              $     1,078
                                                            ===================================
Portfolio turnover                                             124.80%                   77.20%
                                                            ===================================
-----------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                 December 31, 2001 (23) Mercury QA Mid Cap Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                          Class C
                                                            -----------------------------------
                                                              For the            For the
                                                             Year Ended         Period June 2,
                                                            December 31,      2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:                         2001                2000
-----------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                        $    10.20              $     10.00
                                                            -----------------------------------
Investment loss--net                                              (.15)@                   (.06)
Realized and unrealized gain (loss) on
  investments--net                                                (.82)                     .26
                                                            -----------------------------------
Total from investment operations                                  (.97)                     .20
                                                            -----------------------------------
Less distributions:
  Realized gain on investments--net                                 --++                     --
  In excess of realized gain on investments--net                    --                       --++
                                                            -----------------------------------
Total distributions                                                 --                       --
                                                            -----------------------------------
Net asset value, end of period                              $     9.23              $     10.20
                                                            ===================================
-----------------------------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share                              (9.50%)                   2.04%@@
                                                            ===================================
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                                   2.67%                    2.65%*
                                                            ===================================
Expenses                                                         3.28%                    4.66%*
                                                            ===================================
Investment loss--net                                            (1.59%)                  (1.82%)*
                                                            ===================================
-----------------------------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)                    $    1,566              $     1,174
                                                            ===================================
Portfolio turnover                                             124.80%                   77.20%
                                                            ===================================
-----------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived all of its management fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Based on average shares outstanding.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


                 December 31, 2001 (24) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Mid Cap Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


                 December 31, 2001 (25) Mercury QA Mid Cap Fund

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

      (h) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent


                 December 31, 2001 (26) Mercury QA Mid Cap Fund differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $154,061 have been reclassified between paid-in capital in excess of par and undistributed net investment income and $1 has been reclassified between paid-in capital in excess of par and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.


(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .55% of the average daily net assets of the Fund. For the year ended December 31, 2001, Mercury Advisors earned fees of $110,764, all of which was waived. Mercury Advisors also reimbursed the Fund for additional expenses of $12,656.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                             Account             Distribution
                                          Maintenance Fee             Fee
      ------------------------------------------------------------------------
      Class A                                  .25%                   --
      ------------------------------------------------------------------------
      Class B                                  .25%                  .75%
      ------------------------------------------------------------------------
      Class C                                  .25%                  .75%
      ------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


                 December 31, 2001 (27) Mercury QA Mid Cap Fund

      For the year ended December 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                    FAMD                MLPF&S
      --------------------------------------------------------------------------
      Class I                                      $1,794               $19,933
      --------------------------------------------------------------------------
      Class A                                      $  193               $ 3,995
      --------------------------------------------------------------------------

      For the year ended December 31, 2001, MLPF&S received contingent deferred sales charges of $6,441 and $356 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Company's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended December 31, 2001, the Fund reimbursed Mercury Advisors an aggregate of $27,729 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $39,617,874 and $24,925,697, respectively.

      Net realized losses for the year ended December 31, 2001, and net unrealized gains as of December 31, 2001 were as follows:

                                               Realized            Unrealized
                                                Losses                Gains
      --------------------------------------------------------------------------
      Long-term investments                  $(2,719,090)         $ 1,783,322
      Short-term investments                         (47)                  --
                                            ------------------------------------
      Total                                  $(2,719,137)         $ 1,783,322
                                            ====================================
      --------------------------------------------------------------------------

      As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $1,134,474, of which $2,438,767 related to appreciated securities and $1,304,293 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $25,048,017.


                 December 31, 2001 (28) Mercury QA Mid Cap Fund

(4)   Capital Share Transactions:

      A net increase in net assets derived from capital share transactions was $14,886,193 and $12,749,337 for the year ended December 31, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year
      Ended December 31, 2001                          Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    2,090,860     $ 19,891,155
      Shares issued to shareholders
        in reinvestment of distributions                    10               97
                                                     --------------------------
      Total issued                                   2,090,870       19,891,252
      Shares redeemed                                 (770,206)      (7,117,160)
                                                     --------------------------
      Net increase                                   1,320,664     $ 12,774,092
                                                     ==========================
      -------------------------------------------------------------------------
      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                    1,276,951     $ 13,022,779
      Shares issued to shareholders
        in reinvestment of distributions                   273            2,700
                                                     --------------------------
      Total issued                                   1,277,224       13,025,479
      Shares redeemed                                 (259,664)      (2,609,657)
                                                     --------------------------
      Net increase                                   1,017,560     $ 10,415,822
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.



      Class A Shares for the Year
      Ended December 31, 2001                          Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       23,643      $   207,206
      Shares issued to shareholders
        in reinvestment of distributions                     2               20
                                                     --------------------------
      Total issued                                      23,645          207,226
      Shares redeemed                                  (11,131)        (102,384)
                                                     --------------------------
      Net increase                                      12,514      $   104,842
                                                     ==========================
      -------------------------------------------------------------------------
      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       16,984      $   171,764
      Shares issued to shareholders
        in reinvestment of distributions                    61              608
                                                     --------------------------
      Total issued                                      17,045          172,372
      Shares redeemed                                   (1,231)         (12,175)
                                                     --------------------------
      Net increase                                      15,814      $   160,197
                                                     ==========================
      -------------------------------------------------------------------------

    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.


                 December 31, 2001 (29) Mercury QA Mid Cap Fund

      Class B Shares for the Year
      Ended December 31, 2001                          Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      224,470      $ 2,048,502
      Shares issued to shareholders
        in reinvestment of distributions                    17              166
                                                     --------------------------
      Total issued                                     224,487        2,048,668
      Shares redeemed                                  (59,496)        (544,890)
                                                     --------------------------
      Net increase                                     164,991      $ 1,503,778
                                                     ==========================
      -------------------------------------------------------------------------
      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      108,273      $ 1,096,882
      Shares issued to shareholders
        in reinvestment of distributions                    62              611
                                                     --------------------------
      Total issued                                     108,335        1,097,493
      Shares redeemed                                   (5,098)         (52,871)
                                                     --------------------------
      Net increase                                     103,237      $ 1,044,622
                                                     ==========================
      -------------------------------------------------------------------------
    + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Year
      Ended December 31, 2001                          Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                       83,052       $  754,004
      Shares issued to shareholders
        in reinvestment of distributions                     6               63
                                                     --------------------------
      Total issued                                      83,058          754,067
      Shares redeemed                                  (28,496)        (250,586)
                                                     --------------------------
      Net increase                                      54,562       $  503,481
                                                     ==========================
      -------------------------------------------------------------------------
      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                      115,329      $ 1,156,047
      Shares issued to shareholders
        in reinvestment of distributions                    17              172
                                                     --------------------------
      Total issued                                     115,346        1,156,219
      Shares redeemed                                   (2,801)         (27,523)
                                                     --------------------------
      Net increase                                     112,545      $ 1,128,696
                                                     ==========================
      -------------------------------------------------------------------------
   + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Short-Term Borrowings:

      The Fund, along with certain other funds managed by Mercury Advisors and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of


                 December 31, 2001 (30) Mercury QA Mid Cap Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

      additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the year ended December 31, 2001.

(6)   Distributions to Shareholders:

      The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:

                                             12/31/2001             12/31/2000
      ------------------------------------------------------------------------
      Distributions paid from:
        Ordinary income                      $   2,237              $   32,534
                                             ---------------------------------
      Total taxable distributions            $   2,237              $   32,534
                                             =================================
      ------------------------------------------------------------------------

      As of December 31, 2001, the components of accumulated losses on a tax basis were as follows:

      ------------------------------------------------------------------------

      Undistributed ordinary income--net                                    --
      Undistributed long-term capital gains--net                            --
      Total undistributed earnings--net                                     --
      Capital loss carryforward                                   $ (2,505,932)*
      Unrealized gains--net                                          1,134,474**
                                                                  ------------
      Total accumulated losses--net                               $ (1,371,458)
      ------------------------------------------------------------============

   * On December 31, 2001, the Fund had a net capital loss carryforward of approximately $2,505,932, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

  ** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

(7)   Subsequent Event:

      On January 14, 2002, the Corporation's Board of Directors approved a proposal to liquidate the Fund. The Fund is expected to liquidate on or about March 28, 2002.


                 December 31, 2001 (31) Mercury QA Mid Cap Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury QA Mid Cap Fund
(One of the Series constituting Mercury QA Equity Series, Inc.):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercury QA Mid Cap Fund as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period June 2, 2000 (commencement of operations) to December 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury QA Mid Cap Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 20, 2002


                 December 31, 2001 (32) Mercury QA Mid Cap Fund

IMPORTANT TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions paid by Mercury QA Mid Cap Fund to shareholders of record on March 6, 2001, 80.82% qualifies for the dividend received deductions for corporations.

Please retain this information for your records.


                 December 31, 2001 (33) Mercury QA Mid Cap Fund

OFFICERS AND DIRECTORS

INTERESTED DIRECTOR

====================================================================================================================================
                                                                                                       Number of
                                                                                                      Portfolios in   Other
                               Position(s)     Length                                                  Fund Complex   Directorships
                               Held            of Time           Principal Occupation(s)               Overseen by    Held by
Name, Address & Age            with Fund       Served            During Past 5 Years                     Director     Director
-----------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*                President and   1999 to present   Chairman, Americas Region since           196        None
800 Scudders Mill Road         Director                          2001, and Executive Vice
Plainsboro, NJ 08536                                             President since 1983 of Fund
Age: 61                                                          Asset Management ("FAM") and
                                                                 Merrill Lynch Investment
                                                                 Managers, L.P. ("MLIM");
                                                                 President of Merrill Lynch
                                                                 Mutual Funds since 1999;
                                                                 President of FAM Distributors,
                                                                 Inc. ("FAMD") since 1986 and
                                                                 Director thereof since 1991;
                                                                 Executive Vice President and
                                                                 Director of Princeton Services,
                                                                 Inc. ("Princeton Services")
                                                                 since 1993; President of
                                                                 Princeton Administrators, L.P.
                                                                 since 1988; Director of
                                                                 Financial Data Services, Inc.,
                                                                 since 1985.

------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the
      Investment Company Act, of the Fund based on his positions as Chairman
      (Americas Region) and Executive Vice President of FAM and MLIM; President
      of FAMD; Executive Vice President of Princeton Services; and President of
      Princeton Administrators, L.P. The Director's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS
====================================================================================================================================
                                                                                                  Number of
                                                                                                Portfolios in    Other
                              Position(s)   Length                                               Fund Complex    Directorships
                              Held          of Time           Principal Ocupation(s)             Overseen by     Held by
Name, Address & Age           with Fund     Served*           During Past 5 Years                  Director      Director
------------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum                Director      1978 to present   James R. Williston, Professor of       51          Cambridge
104 Westcliff Road                                            Investment Management Emeritus,                    Bancorp
Weston, MA 02493                                              Harvard Business School since
Age: 69                                                       1996.
------------------------------------------------------------------------------------------------------------------------------------
Laurie Simon Hodrick          Director      1999 to present   Professor of Finance and               51          Junior League
809 Uris Hall                                                 Economics, Graduate School of                      of Central
3022 Broadway                                                 Business, Columbia University                      Westchester
New York, NY 10027                                            since 1998; Associate Professor
Age: 39                                                       of Finance and Economics,
                                                              Graduate School of Business,
                                                              Columbia University from 1996 to
                                                              1998.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B. Swensrud           Director      1983 to present   Chairman, Fernwood Advisors            90          Dana Farber
88 Broad Street, 2nd Floor                                    since 1996.                                        Cancer Institute;
Boston, MA 02110                                                                                                 Federation For
Age: 68                                                                                                          American
                                                                                                                 Immigration
                                                                                                                 Reform
------------------------------------------------------------------------------------------------------------------------------------


           December 31, 2001 (34 & 35) Mercury QA Mid Cap Fund

INDEPENDENT DIRECTORS (concluded)
====================================================================================================================================
                                                                                                  Number of
                                                                                                Portfolios in    Other
                              Position(s)   Length                                               Fund Complex    Directorships
                              Held          of Time           Principal Occupation(s)            Overseen by     Held by
Name, Address & Age           with Fund     Served*           During Past 5 Years                  Director      Director
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Touchton            Director      1977 to present   Managing Partner of the Witt           51          Tampa Bay
Suite 3405, One                                               Touchton Company since 1972.                       History Center
Tampa City Center
201 North Franklin Street
Tampa, FL 33062
Age: 63
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss                 Director      1999 to present   Managing Director of FGW               51          Watson Pharma-
16450 Maddalena Place                                         Associates since 1997; Vice                        ceuticals, Inc.;
Delray Beach, FL 33446                                        President, Planning Investment                     BTG Inter-
Age: 60                                                       and Development of Warner                          national PLC;
                                                              Lambert Co. from 1979 to 1997.                     Michael J. Fox
                                                                                                                 Foundation
                                                                                                                 for Parkinson's
                                                                                                                 Research
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
* The Director's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------

FUND OFFICERS
====================================================================================================================================
                              Position(s) Held   Length of
Name, Address & Age           with Fund          Time Served         Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke               Vice President     Vice President      First Vice President of FAM and MLIM since 1997 and the
P.O. Box 9011                 and Treasurer      since 1999 and      Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011                         Treasurer since     Treasurer of Princeton Services since 1999; Vice
Age: 41                                          1999                President of FAMD since 1999; Vice President of FAM and
                                                                     MLIM from 1990 to 1997; Director of Taxation of MLIM since
                                                                     1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.           Senior Vice        2000 to present     President of FAM and MLIM since 2001; Co-Head (Americas
P.O. Box 9011                 President                              Region) of FAM and MLIM from 2000 to 2002; Director of
Princeton, NJ 08543-9011                                             Princeton Services since 1999; Chief Investment Officer
Age: 47                                                              of Oppenheimer Funds, Inc. in 1999 and Executive Vice
                                                                     President thereof from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Philip Green                  Senior Vice        1999 to present     Senior Vice President of the Investment Adviser and
P.O. Box 9011                 President                              certain of its affiliates since 1999; Managing Director
Princeton, NJ 08543-9011                                             and Portfolio Manager of Global Institutional Services
Age: 37                                                              at Bankers Trust from 1997 to 1999; Vice President of
                                                                     Quantitative Equities at Bankers Trust in 1996; Vice
                                                                     President of Asset Allocations Strategies at Bankers
                                                                     Trust from 1994 to 1996; Vice President of Foreign
                                                                     Exchange and Currency Overlay Strategies at Bankers
                                                                     Trust from 1988 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Frank Salerno                 Senior Vice        1999 to present     Chief Operating Officer, Institutional for MLIM
P.O. Box 9011                 President                              (Americas Region); First Vice President of the
Princeton, NJ 08543-9011                                             Investment Adviser and certain of its affiliates since
Age: 41                                                              1999; Managing Director and Chief Investment Officer of
                                                                     Structured Investments at Bankers Trust from 1995 to
                                                                     1999.
------------------------------------------------------------------------------------------------------------------------------------


           December 31, 2001 (36 & 37) Mercury QA Mid Cap Fund

OFFICERS AND DIRECTORS (CONCLUDED)

FUND OFFICERS (concluded)
====================================================================================================================================
                              Position(s) Held   Length of
Name, Address & Age           with Fund          Time Served         Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Sidney Hoots                  Senior Vice        1999 to present     Senior Vice President of the Investment Adviser and
P.O. Box 9011                 President                              certain of its affiliates since 1999; Managing Director
Princeton, NJ 08543-9011                                             of Global Institutional Services at Bankers Trust from
Age: 40                                                              1992 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Ira P. Shapiro                Secretary          1999 to present     First Vice President of the Investment Adviser and
P.O. Box 9011                                                        certain of its affiliates since 1998; Director (Legal
Princeton, NJ 08543-9011                                             Advisory) of the Investment Adviser and certain of its
Age: 38                                                              affiliates from 1996 to 1997; Attorney with the
                                                                     Investment Adviser and certain of its affiliates from
                                                                     1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Custodian                    Transfer Agent                          Further information about the Fund's Officers and Directors is
J.P. Morgan Chase Bank       Finanical Data Services, Inc.           available in the  Fund's Statement of Additional Information,
4 Chase MetroTech,           4800 Deer Lake Drive East               which can be obtained without charge by calling 1-888-763-2260.
  18th Floor                 Jacksonville, FL 32246-6484
Brooklyn, NY 11245           (888) 763-2260


                December 31, 2001 (38-39) Mercury QA Mid Cap Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL            MANAGED           ALTERNATIVE        INSTITUTIONAL
      FUNDS             ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Mid Cap Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[Recycle LOGO] Printed on post-consumer recycled paper           #MERCQAMC-12/01